Net Loss Per Share (Details) - USD ($)		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Loss Per Share [Line Items]
Reverse stock split	1:25
Conversion price percentage		150.00%
Trading days		5
Initial conversion price (in Dollars per share)		$ 2.05
Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Converted value		$ 23,965,789	$ 1,397,495	$ 297,680